PREPAID EXPENSES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
PREPAID EXPENSES
PREPAID EXPENSES

NOTE 8 – PREPAID EXPENSES

Prepaid expenses are as follows:

	September 30,	December 31,
	2022	2021
Prepaid R&D costs	$414,061	$329,033
Prepaid insurance	74,017	684,191
Prepaid expense	8,608	2,250
Total	$496,686	$1,015,474

NOTE 7 – PREPAID EXPENSES

Prepaid expenses are as follows:

	December 31,
	2021	2020
Prepaid R&D costs	$329,033	$—
Prepaid insurance	684,191	—
Prepaid other expenses	2,250	—
Total	$1,015,474	$—